Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)
		Fair
	Shares	Value
Common Stocks (75.7%)
Aerospace & Defense (0.6%)
Mercury Systems, Inc. (a)	25,000	$927,250
Chemicals (8.0%)
Aspen Aerogels, Inc. (a)(b)	1,325,000	11,395,000
Communications Equipment (15.6%)
ADTRAN Holdings, Inc. (b)	1,167,500	9,608,525
Cambium Networks Corp. - ADR (a)	737,500	5,405,875
Harmonic, Inc. (a)	200,000	1,926,000
Infinera Corp. (a)	650,000	2,717,000
KVH Industries, Inc. (a)(b)	492,500	2,511,750
ViaSat, Inc. (a)	12,500	230,750
		22,399,900
Electrical Equipment (6.5%)
Generac Holdings, Inc. (a)	20,000	2,179,200
Vicor Corp. (a)	120,000	7,066,800
		9,246,000
Electronic Equipment, Instruments & Components (13.4%)
Akoustis Technologies, Inc. (a)	500,000	376,450
Cognex Corp.	10,000	424,400
Coherent Corp. (a)	5,000	163,200
Frequency Electronics, Inc. (d)	465,000	3,227,100
nLight, Inc. (a)(b)	550,000	5,720,000
Rogers Corp. (a)	4,000	525,880
TTM Technologies, Inc. (a)	650,000	8,372,000
Vishay Precision Group, Inc. (a)	11,450	384,491
		19,193,521
IT Services (2.7%)
BigCommerce Holdings, Inc. (a)	300,000	2,961,000
Unisys Corp. (a)	250,000	862,500
		3,823,500
Life Sciences Tools & Services (2.6%)
CryoPort, Inc. (a)	15,000	205,650
Standard BioTools, Inc. (a)	1,190,000	3,451,000
		3,656,650
Semiconductors & Semiconductor Equipment (13.9%)
AXT, Inc. (a)	1,500,000	3,600,000
FormFactor, Inc. (a)(b)	90,000	3,144,600
MaxLinear, Inc. (a)	250,000	5,562,500
MKS Instruments, Inc.	58,000	5,019,320
PDF Solutions, Inc. (a)	40,000	1,296,000
Photronics, Inc. (a)	2,500	50,525
SiTime Corp. (a)	1,150	131,387
Ultra Clean Holdings, Inc. (a)	7,500	222,525
Veeco Instruments, Inc. (a)	30,000	843,300
		19,870,157
Software (12.1%)
8x8, Inc. (a)	400,000	1,008,000
Alteryx, Inc. - Class A (a)	135,000	5,088,150
Arteris, Inc. (a)	150,000	976,500
New Relic, Inc. (a)	47,500	4,066,950
Telos Corp. (a)	50,000	119,500
Yext, Inc. (a)	100,000	633,000
Zuora, Inc. - Class A (a)	660,000	5,438,400
		17,330,500
Technology Hardware, Storage & Peripherals (0.3%)
Intevac, Inc. (a)	153,850	478,474
Total Common Stocks
(Cost $129,979,745)		$108,320,952

Warrants (0.0%)
Agile Therapeutics, Inc. (a)	88	29
Total Warrants
(Cost $1,750)		29

Short-Term Investments (26.8%)
Money Market Fund (26.8%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 5.24% (c)
(Cost $38,387,372)	38,387,372	$38,387,372

Total Investments (102.5%)
(Cost $168,368,867)		146,708,353
Liabilities in Excess of Other Assets (-2.5%)		(3,568,180)
Net Assets (100.0%)		$143,140,173

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $4,537,100.
(c)	Rate shown is the seven day yield as of September 30, 2023
(d)
Affiliated security. Needham Small Cap Growth Fund owned 5% or more of the voting securities of the following company during the three months ended September 30, 2023. As a result, this company is deemed to be an affiliate of Needham Small Cap Growth Fund as defined by the 1940 Act.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	100.0%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 26.8%